Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of Fair Value and the Corresponding ECL - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Fair Value and the Corresponding ECL [Line Items]
Beginning balance	$ 4,536,025	$ 5,880,733
New financial assets purchased	15,287,999	41,150,092
Transfers to stage 1	0	0
Transfers to stage 2	0	0
Transfers to stage 3	0	0
Assets derecognised or matured (excluding write-off)	(17,299,536)	(42,616,549)
Write-off		0
Changes in measument of financial assets	162,997	121,749
Other adjustments	0	0
Ending balance	2,687,485	4,536,025
ECL
Schedule of Fair Value and the Corresponding ECL [Line Items]
Beginning balance	787	877
New financial assets purchased	2,386	9,051
Transfers to stage 1	0	0
Transfers to stage 2	0	0
Transfers to stage 3	0	0
Assets derecognised or matured (excluding write-off)	(2,763)	(9,174)
Changes due to changes in credit risk	5	33
Write-off	0	0
Other adjustments	0	0
Ending balance	415	787
Stage 1
Schedule of Fair Value and the Corresponding ECL [Line Items]
Beginning balance	4,536,025	5,880,733
New financial assets purchased	15,287,999	41,150,092
Transfers to stage 1	0	0
Transfers to stage 2	0	0
Transfers to stage 3	0	0
Assets derecognised or matured (excluding write-off)	(17,299,536)	(42,616,549)
Changes in measument of financial assets	162,997	121,749
Other adjustments	0	0
Ending balance	2,687,485	4,536,025
Stage 1 | ECL
Schedule of Fair Value and the Corresponding ECL [Line Items]
Beginning balance	787	877
New financial assets purchased	2,386	9,051
Transfers to stage 1	0	0
Transfers to stage 2	0	0
Transfers to stage 3	0	0
Assets derecognised or matured (excluding write-off)	(2,763)	(9,174)
Changes due to changes in credit risk	5	33
Write-off	0	0
Other adjustments	0	0
Ending balance	415	787
Stage 2
Schedule of Fair Value and the Corresponding ECL [Line Items]
Beginning balance	0	0
New financial assets purchased	0	0
Transfers to stage 1	0	0
Transfers to stage 2	0	0
Transfers to stage 3	0	0
Assets derecognised or matured (excluding write-off)	0	0
Changes in measument of financial assets	0	0
Other adjustments	0	0
Ending balance	0	0
Stage 2 | ECL
Schedule of Fair Value and the Corresponding ECL [Line Items]
Beginning balance	0	0
New financial assets purchased	0	0
Transfers to stage 1	0	0
Transfers to stage 2	0	0
Transfers to stage 3	0	0
Assets derecognised or matured (excluding write-off)	0	0
Changes due to changes in credit risk	0	0
Write-off	0	0
Other adjustments	0	0
Ending balance	0	0
Stage 3
Schedule of Fair Value and the Corresponding ECL [Line Items]
Beginning balance	0	0
New financial assets purchased	0	0
Transfers to stage 1	0	0
Transfers to stage 2	0	0
Transfers to stage 3	0	0
Assets derecognised or matured (excluding write-off)	0	0
Changes in measument of financial assets	0	0
Other adjustments	0	0
Ending balance	0	0
Stage 3 | ECL
Schedule of Fair Value and the Corresponding ECL [Line Items]
Beginning balance	0	0
New financial assets purchased	0	0
Transfers to stage 1	0	0
Transfers to stage 2	0	0
Transfers to stage 3	0	0
Assets derecognised or matured (excluding write-off)	0	0
Changes due to changes in credit risk	0	0
Write-off	0	0
Other adjustments	0	0
Ending balance	$ 0	$ 0